DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME - Disclosure of major classes of assets and liabilities of operation (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Nov. 07, 2022	Nov. 06, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 2,449	$ 406		$ 13,903	$ 8,885	$ 13,926
Trade receivables	8,684			16,711
Other accounts receivable	3,323			14,482
Loans receivable	0			2,708
Biological assets	0			1,687
Inventory	16,585			29,391
Current assets	32,672			81,182
NON-CURRENT ASSETS:
Property, plant and equipment, net	5,221	14,645		30,268
Derivative assets	0			14
Right-of-use assets, net	1,929			18,162
Intangible assets, net	7,910			30,885
Goodwill	9,771			121,303
Non-current assets	28,004			206,206
Total assets	60,676			287,388
CURRENT LIABILITIES:
Trade payables	15,312			13,989
Bank loans and others	9,246	$ 3,774		9,502
Other accounts payable and accrued expenses	6,013			20,143
Current maturities of operating lease liabilities	814			1,554
Current liabilities	33,819			51,227
NON-CURRENT LIABILITIES:
Operating lease liabilities	1,075			17,820
Deferred tax liability, net	1,332			6,591
Non-current liabilities	3,060			31,216
Total liabilities	$ 36,879			82,443
Assets and liabilities classified as held for sale [member]
CURRENT ASSETS:
Cash and cash equivalents			$ 406	3,171
Trade receivables			1,047	8,486
Other accounts receivable			2,194	11,198
Loans receivable			1,010	2,708
Biological assets			444	1,435
Inventory			6,784	9,715
Current assets			11,885	36,713
NON-CURRENT ASSETS:
Property, plant and equipment, net			14,645	21,236
Derivative assets			0	14
Right-of-use assets, net			10,999	14,570
Intangible assets, net			17,157	22,846
Goodwill			0	107,854
Non-current assets			42,801	166,520
Total assets			54,686	203,233
CURRENT LIABILITIES:
Trade payables			7,266	4,667
Bank loans and others			3,774	8,684
Other accounts payable and accrued expenses			25,217	14,019
Current maturities of operating lease liabilities			869	841
Current liabilities			37,126	28,211
NON-CURRENT LIABILITIES:
Operating lease liabilities			13,517	14,883
Deferred tax liability, net			2,872	4,065
Non-current liabilities			16,389	18,948
Total liabilities			$ 53,515	$ 47,159